WILMINGTON TAX-EXEMPT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON TAX-EXEMPT MONEY MARKET FUND
WILMINGTON TAX-EXEMPT MONEY MARKET FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current interest income exempt from federal income taxes while preserving principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses WILMINGTON TAX-EXEMPT MONEY MARKET FUND	INSTITUTIONAL SHARES	W SHARES
Management Fees	0.37%	0.37%
Service Fees	none	0.15%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.56%	0.71%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON TAX-EXEMPT MONEY MARKET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	57	179	313	701
W SHARES	73	227	395	883

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund strives to maintain a stable $1.00 share price and invests in high quality municipal obligations, high quality municipal bonds and other high quality instruments exempt from federal income tax. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities. In selecting securities for the Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities held by the Fund if the securities are downgraded to a lower ratings category.

The Fund has adopted a policy that, under normal circumstances, at least

80% of its annual income will be exempt from federal income tax and at least

80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 30% of its total assets in "Weekly Liquid

Assets." "Weekly Liquid Assets" include cash (including demand deposits),

direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)

that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is designed for investors with a low tolerance for risk; however, the

Fund's performance could be adversely affected by:

         o        CREDIT RISK: The risk that the issuer of a security will fail to pay interest and principal in a timely manner, or that

                  negative perceptions of the issuer's ability to make such

                  payments will cause the price of that security to decline.

                  Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high

                  quality.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that

                  government-sponsored entities may default on a financial

                  obligation, since their securities are not insured or

                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        INCOME RISK: The risk that the Fund's income will decline

                  because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

         o        MANAGER RISK: The chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MUNICIPAL SECURITIES RISK: The value of municipal securities may be affected by uncertainties in the municipal market

                  related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. In addition, the ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal

                  securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent

                  during times of falling interest rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's

                  opinion regarding the quality of the security and are not a guarantee of quality.

An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        the Fund's average annual returns for one year, five year and ten year periods.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares. Returns for the Fund's W Shares differ only to the extent that W Shares do not have the same expenses.

ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

Calendar Year-to-Date Total Return as of September 30, 2011: 0.01%

During the periods shown in the bar chart, the Fund's best quarter was up

0.81% (quarter ended September 30, 2007) and the Fund's worst quarter was 0.00%

(quarter ended December 31, 2010).

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON TAX-EXEMPT MONEY MARKET FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL SHARES	INSTITUTIONAL SHARES		0.01%	1.51%	1.36%
W SHARES	W SHARES	[1]	0.01%	1.41%
[1]	From inception of the Fund's W Shares on April 2, 2001, through December 31, 2010, the average annual total return was 1.17% .